SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENT
NOTE 19:   -     SUBSEQUENT EVENTS

a.
In order to facilitate the offering , the Company  will implement a recapitalization by creating a second class of ordinary shares, designated as ordinary B shares ("Ordinary B Shares"), which shall vote with and possess rights identical to those of the Company's existing ordinary shares ("Ordinary Shares," and collectively with Ordinary B Shares, "Shares" or "shares").  The Shares of the Company to be offered and listed in the Offering and Listing will be Ordinary B Shares. The issued and outstanding Ordinary Shares shall automatically convert into, or be reclassified as (subject to determination by our board of directors (the "Board")), Ordinary B Shares on a 1:1 basis in their entirety, on the 181st day after the public offering date set forth on the final prospectus for the Offering (as may be extended under certain circumstances), or, if occurring sooner, (partially, on a pro rata basis, based on a decision by the Board.

As part of the recapitalization, the  board determined on February 13, 2014 a reverse split at a ratio of 8.5 for 1, effective as of February 14, 2014.

Accordingly, all ordinary shares, options, warrants, per share data and exercise prices included in these financial statements for all periods presented have been retroactively adjusted to reflect the 8.5 for 1 reverse share split .

In addition, on February 13, 2014 the  board authorized a 12.5% pro rata share dividend in Ordinary B Shares,  to be effective as of February 24, 2014 to shareholders of record as of February 24, 2014 (the "X day").

Share dividends are assigned a value based on the X day fair value and recorded against accumulated deficit. The par value of a share dividend declared and issued is recorded as Ordinary B Shares and the remaining value is recorded as additional paid-in capital.

Basic and diluted per-share information presented in the consolidated statements of operations is retroactively adjusted for all periods presented to reflect the impact of the share dividend.

The outstanding share data, accumulated deficit and additional paid in capital as of December, 31, 2013 have been adjusted to reflect the 12.5% share dividend described above.